                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04020

Morgan Stanley California Tax-Free Income Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1.   Report to Shareholders

Welcome, Shareholder:
In this report, you'll learn about how your investment in Morgan Stanley California Tax-Free Income Fund performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the Fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report

For the six-month period ended June 30, 2003

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2003

                                                    LEHMAN
                                                  BROTHERS       LIPPER
                                                 MUNICIPAL      CA DEBT
                                                      BOND        FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D      INDEX(1)     INDEX(2)
   2.82%       2.71%       2.58%       2.96%         3.81%       3.11%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The six-month period ended June 30, 2003, was a favorable time for the fixed-income markets. The U.S. economy continued to recover but at a slow pace. This led to investor concern that reaching the economy's full growth potential would be delayed. The Federal Reserve Board shared this concern and cut the federal funds rate in June. The reduction in the short-term borrowing rate was felt across the yield curve and drove yields down to levels not seen in decades.

Several factors caused the rally in municipal bonds to lag Treasuries. First, states and municipalities sold a record amount of debt to meet cash flow needs and refinance higher cost issues. Municipal yields also adjusted to federal tax legislation, which included acceleration of scheduled tax bracket reductions and a lower tax on dividends. Finally, the yields of some credits were affected by potential budget deficits. These factors caused the municipal market to establish yield levels that attracted interest from crossover investors such as insurance companies and hedge funds seeking value relative to taxable bonds. Institutional crossover investors remained cautious on California exposure because of the state's budget deficit and potential recall election. However, retail investors needing state exemption absorbed record new-issue supply.

PERFORMANCE ANALYSIS

With rates at historically low levels, the market appeared to be anticipating a prolonged, weak economic recovery. This assessment seemed unduly pessimistic in light of monetary and fiscal policies seeking to stimulate growth. Since this stimulus should eventually result in stronger economic growth and higher interest rates, we maintained the Fund's shorter-than-average duration. This conservative portfolio structure underperformed the Lehman Brothers Municipal Bond Index during the period.

We sought to preserve shareholder value by maintaining a high-grade portfolio with over 75 percent of long-term holdings rated either double- or -triple "A". The portfolio is structured with a greater-than-average weighting of premium coupon bonds. These bonds are somewhat more defensive than current-coupon (par) bonds in a rising-rate environment. The Fund benefited by offering securities with less favorable structure for sale to take advantage of demand for bonds with California tax-exemption.

Purchases at the sector level focused on high-grade revenue bonds backed by electric, transportation and water and sewer projects. The Fund has maintained a cautious stance toward the general obligation sector because of a number of issuers under budgetary stress face potential credit rating downgrades. The Fund also benefited by our decision to avoid tobacco bonds.

  LONG-TERM CREDIT ANALYSIS
  Aaa/AAA                                               70%
  Aa/AA                                                  6%
  A/A                                                   14%
  Baa/BBB                                                8%
  Ba/BB or Less                                          2%
  Not Rated                                              0%

  LONG-TERM SECTORS
  Water & Sewer                                         19%
  Transportation                                        18%
  General Obligation                                    15%
  Electric                                               9%
  Tax Allocation                                         9%

Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed as a recommendation to buy the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

1. THE FUND SEEKS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME EXEMPT FROM FEDERAL AND CALIFORNIA INCOME TAX, CONSISTENT WITH THE PRESERVATION OF CAPITAL. THE FUND INVESTS PRINCIPALLY IN LONG-TERM, INVESTMENT GRADE CALIFORNIA MUNICIPAL OBLIGATIONS THAT ARE RATED WITHIN THE FOUR HIGHEST GRADES BY MOODY'S, STANDARD & POOR'S OR FITCH IBCA.

2. THE PORTFOLIO MANAGEMENT TEAM SEEKS TO DIVERSIFY CREDIT AND INTEREST-RATE RISK BY INVESTING IN A MIX OF SECTORS AND INDIVIDUAL ISSUES THAT HAVE A VARIETY OF COUPONS, MATURITIES, CALL FEATURES AND DURATIONS.

Call and Cost (Book) Yield Structure


PERCENT OF BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

(Based on Long-Term Portfolio) As of 6/30/03

2003(a)                                                                          12%
2004                                                                              4%
2005                                                                              8%
2006                                                                              5%
2007                                                                              6%
2008                                                                             15%
2009                                                                              4%
2010                                                                              2%
2011                                                                             16%
2012                                                                              8%
2013+                                                                            20%

COST (BOOK) YIELD(b) -- WEIGHTED AVERAGE BOOK YIELD: 5.7%

(Based on Long-Term Portfolio) As of 6/30/03

2003(a)                                                                          5.9%
2004                                                                             6.3%
2005                                                                             7.1%
2006                                                                             6.1%
2007                                                                             6.2%
2008                                                                             5.4%
2009                                                                             5.2%
2010                                                                             6.2%
2011                                                                             5.1%
2012                                                                             5.0%
2013+                                                                            5.6%

(a) Includes issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 5.9% on 12% of the long-term portfolio that is callable in 2003. Portfolio structure is subject to change.

Performance Summary


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2003

                             CLASS A SHARES*        CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                            (since 07/28/97)        (since 07/11/84)         (since 07/28/97)          (since 07/28/97)
                                       CLFAX                   CLFBX                    CLFCX                     CLFDX
  1 YEAR                                 7.80%(3)                7.62%(3)                  7.18%(3)                  7.99%(3)
                                         3.22(4)                 2.62(4)                   6.18(4)
  5 YEARS                                5.18(3)                 5.08(3)                   4.68(3)                   5.47(3)
                                         4.27(4)                 4.75(4)                   4.68(4)
  10 YEARS                                                       5.02(3)
                                                                 5.02(4)
  SINCE INCEPTION                        5.25(3)                 7.46(3)                   4.77(3)                   5.53(3)
                                         4.48(4)                 7.46(4)                   4.77(4)

Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

--------------------------------------------------------------------------------
Notes on Performance

(1) The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any expenses, sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper California Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper California Municipal Debt Funds classification. The Index is adjusted for capital gains distributions and income dividends. There are currently 30 funds represented in this Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

*    The maximum front-end sales charge for Class A is 4.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum CDSC for Class C is 1% for shares redeemed within one year of purchase.

++   Class D has no sales charge.

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                 COUPON     MATURITY
THOUSANDS                                                                  RATE        DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            California Tax-Exempt Municipal Bonds (92.7%)
            General Obligation (14.3%)
            California,
$  5,000      Ser 1990................................................     7.00 %    08/01/07   $  5,865,900
   5,000      Ser 1990................................................     7.00      08/01/08      5,977,650
   2,000      Veterans Ser AT.........................................     9.50      02/01/10      2,732,520
  10,000      Refg Ser 2002...........................................     5.25      02/01/11     11,037,600
   2,400      Veterans Ser BH (AMT) (FSA).............................     5.40      12/01/16      2,590,080
   5,000      Various Purpose dtd 04/01/93 (FSA)......................     5.50      04/01/19      5,141,750
   5,000      Various Purpose dtd 04/01/02............................     6.00      04/01/19      5,820,900
  10,000      Various Purpose Ser 1996 (Ambac)........................     5.25      06/01/21     10,585,900
   4,000      Various Purpose dtd 05/01/03............................     5.00      02/01/32      3,945,920
   2,250    Carlsbad Unified School District, Ser 1997 (FGIC).........     0.00      11/01/16      1,255,950
            Los Angeles Community College District,
   5,000      2001 Ser A (MBIA).......................................     5.50      08/01/20      5,528,300
   5,000      2001 Ser A (MBIA).......................................     5.50      08/01/21      5,502,850
            Los Angeles Unified School District,
   5,000      2003 Ser A (FSA)........................................     5.25      07/01/20      5,502,450
  10,000      1997 Ser B (FGIC).......................................     5.00      07/01/23     10,379,200
   6,500    North Orange County Community College District, Election
              of 2002 Ser A (MBIA)....................................     5.375     08/01/21      7,173,335
   5,000    Placentia - Yorba Linda United School District, 2002
              Election Ser A (FGIC)...................................     5.00      08/01/26      5,226,300
   5,000    Solano County Community College District, Election of 2002
              Ser A (MBIA)............................................     4.75      08/01/26      5,100,250
            Puerto Rico,
   8,000      Public Improvement Ser 1999.............................     4.75      07/01/23      7,908,400
   3,000      Public Improvement Ser 1998 (Secondary MBIA)............     4.875     07/01/23      3,092,370
                                                                                                ------------
--------
                                                                                                 110,367,625
 103,150
                                                                                                ------------
--------
            Educational Facilities Revenue (2.6%)
   5,000    California, Educational Facilities Authority, University
              of San Diego Ser 1998 (Ambac)...........................     5.00      10/01/22      5,181,850
            University of California,
   4,000      Multi Purpose Refg Ser 1993 C (Ambac)...................     5.125     09/01/18      4,099,840
   5,000      Multi Purpose Ser 2003 Q (FSA)..........................     5.00      09/01/22      5,277,550
   5,000      Multi Purpose Ser 2003 Q (FSA)..........................     5.00      09/01/23      5,263,400
                                                                                                ------------
--------
                                                                                                  19,822,640
  19,000
                                                                                                ------------
--------

                       See Notes to Financial Statements
 6

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON     MATURITY
THOUSANDS                                                                  RATE        DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Electric Revenue (8.6%)
$ 10,000    California State Department of Water Resources, Power
              Supply Ser 2002 A.......................................     5.375%    05/01/21   $ 10,406,100
            Los Angeles Department of Water & Power,
  11,025      Second Issue of 1993 (Secondary Ambac)..................     5.40      11/15/13     11,387,171
  25,000      2001 Ser A (FSA)........................................     5.25      07/01/22     26,585,500
   1,695      Second Issue of 1993 (Secondary Ambac)..................     5.375     09/01/23      1,738,019
            Southern California Public Power Authority,
   1,750      Transmission Refg Ser 1988 (FGIC).......................     0.00      07/01/06      1,657,828
   3,500      Mead-Adelanto 1994 Ser A (Ambac)........................     8.67++    07/01/15      4,375,280
   2,500      Mead-Phoenix 1994 Ser A (Ambac).........................     8.67++    07/01/15      3,125,200
   2,750      Transmission Refg Ser 2002 A (FSA)......................     5.25      07/01/18      3,036,165
            Puerto Rico Electric Power Authority,
   2,000      Power Ser II (MBIA).....................................     5.375     07/01/19      2,250,900
   2,000      Power Ser X.............................................     5.50      07/01/25      2,070,100
                                                                                                ------------
--------
                                                                                                  66,632,263
  62,220
                                                                                                ------------
--------
            Hospital Revenue (6.9%)
   8,000    Antelope Valley Healthcare District, Refg Ser 1997 A
              (FSA)...................................................     5.20      01/01/20      8,412,400
            California Health Facilities Financing Authority,
   2,500      Sutter/CHS Ser 1996 A (MBIA)............................     5.875     08/15/16      2,808,800
   3,000      Scripps Memorial Hospitals Ser 1992 A (MBIA)............     6.375     10/01/22      3,061,140
   5,000    California Infrastructure & Economic Development Bank,
              Kaiser Assistance Ser 2001 A............................     5.55      08/01/31      5,191,450
   2,000    California Statewide Communities Development Authority,
              Cedars-Sinai Medical Center Ser 1992 COPs...............     6.50      08/01/12      2,339,920
  14,000    Duarte, City of Hope National Medical Center Ser 1999 A
              COPs....................................................     5.25      04/01/19     14,181,160
   7,500    Madera County, Valley Children's Hospital Ser 1995 COPs
              (MBIA)..................................................     6.50      03/15/15      9,537,750
   4,000    Rancho Mirage Joint Powers Financing Authority, Eisenhower
              Medical Center Ser 1997 A COPs (MBIA)...................     5.25      07/01/17      4,352,640
   3,000    University of California, UCLA Medical Center Refg Ser
              1994 (MBIA).............................................     5.50      12/01/14      3,102,810
                                                                                                ------------
--------
                                                                                                  52,988,070
  49,000
                                                                                                ------------
--------
            Industrial Development/Pollution Control Revenue (2.0%)
            California Pollution Control Financing Authority,
   5,000      San Diego Gas & Electric Co 1996 Ser A..................     5.90      06/01/14      5,342,300
  10,000      Southern California Edison Co 1992 Ser B (AMT)..........     6.40      12/01/24     10,000,100
                                                                                                ------------
--------
                                                                                                  15,342,400
  15,000
                                                                                                ------------
--------
            Mortgage Revenue - Multi-Family (0.3%)
   2,000    California Housing Finance Agency, Rental II 1992 Ser B...     6.70      08/01/15      2,039,000
                                                                                                ------------
--------

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON     MATURITY
THOUSANDS                                                                  RATE        DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Mortgage Revenue - Single Family (1.5%)
            California Housing Finance Agency,
$  4,805      Home 1995 Ser J (Ambac).................................     6.00 %    08/01/17   $  5,038,283
   3,215      Purchase 1995 Ser B-2 (AMT).............................     6.30      08/01/24      3,316,433
            California Rural Home Financing Authority,
     955      Home 1997 Ser D-CL 5 (AMT)..............................     6.70      05/01/29      1,010,180
   1,205      1997 Ser A-2 (AMT)......................................     7.00      09/01/29      1,247,874
     805      Home 1998 Ser A (AMT)...................................     6.35      12/01/29        896,802
                                                                                                ------------
--------
                                                                                                  11,509,572
  10,985
                                                                                                ------------
--------
            Public Facilities Revenue (3.1%)
   4,000    Anaheim Public Financing Authority, Sub 1997 Ser C
              (FSA)...................................................     6.00      09/01/16      4,928,400
  10,000    California Public Works Board, Department of Corrections
              Refg 1993 Ser A (Ambac).................................     5.00      12/01/19     11,092,800
   4,000    Sacramento City Financing Authority, 2002 Ser A (FSA).....     5.25      12/01/17      4,455,520
   5,000    Puerto Rico Public Buildings Authority, 2002 Ser D
              (Ambac).................................................     0.00#     07/01/31      3,427,700
                                                                                                ------------
--------
                                                                                                  23,904,420
  23,000
                                                                                                ------------
--------
            Recreational Facilities Revenue (0.5%)
   2,000    California State University, Fresno Event Center Sr Ser
              2002....................................................     6.00      07/01/26      2,102,900
   2,000    San Diego County, San Diego Natural History Museum COPs...     5.70      02/01/28      2,074,100
                                                                                                ------------
--------
                                                                                                   4,177,000
   4,000
                                                                                                ------------
--------
            Tax Allocation Revenue (8.4%)
            Garden Grove Community Development Agency,
   5,000      Refg Issue of 1993......................................     5.70      10/01/13      5,117,900
   6,000      Refg Issue of 1993......................................     5.875     10/01/23      6,129,240
            Long Beach Bond Finance Authority,
   3,205      Downtown, North Long Beach 2002 Ser A (Ambac)...........     5.375     08/01/19      3,550,723
   2,380      Downtown, North Long Beach 2002 Ser A (Ambac)...........     5.375     08/01/20      2,621,451
  20,000    Long Beach Financing Authority, Ser 1992 (Ambac)..........     6.00      11/01/17     24,702,400
            Pleasanton Joint Powers Financing Authority,
  10,575      Reassessment 1993 Ser A.................................     6.15      09/02/12     10,854,497
   1,500      Reassessment 1993 Ser A.................................     6.20      09/02/17      1,535,085
  10,000    San Jose Redevelopment Agency, Ser 1999 (Ambac)...........     4.75      08/01/23     10,147,400
                                                                                                ------------
--------
                                                                                                  64,658,696
  58,660
                                                                                                ------------
--------
            Transportation Facilities Revenue (16.9%)
  10,000    Alameda Corridor Transportation Authority, Sr Lien Ser
              1999 A (MBIA)...........................................     5.25      10/01/21     10,719,200
   4,000    Bay Area Toll Authority, San Francisco Bay Area Toll
              Bridge 2001 Ser D.......................................     5.00      04/01/18      4,266,880

                       See Notes to Financial Statements
 8

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON     MATURITY
THOUSANDS                                                                  RATE        DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            Foothills/Eastern Transportation Corridor Agency,
$  5,000      Toll Road Ser 1999 (MBIA)...............................     5.125%    01/15/19   $  5,340,800
  14,000      Toll Road Ser 1999......................................     0.00##    01/15/23     10,352,020
            Long Beach,
   5,000      Harbor Refg Ser 1998 A (AMT) (FGIC).....................     6.00      05/15/17      6,074,600
   3,000      Harbor Refg Ser 1998 A (AMT) (FGIC).....................     6.00      05/15/19      3,648,330
  10,000      Harbor Ser 1995 (AMT) (MBIA)............................     5.25      05/15/25     10,188,700
   5,000    Orange County, Airport Refg Ser 1997 (AMT) (MBIA).........     5.50      07/01/11      5,552,700
            Port of Oakland,
   5,200      Ser 2002 M (FGIC).......................................     5.25      11/01/19      5,727,540
   2,000      Ser 2002 M (FGIC).......................................     5.25      11/01/20      2,189,800
  15,000    San Diego County Regional Transportation Commission, Sales
              Tax 1994 Ser A (FGIC)...................................     4.75      04/01/08     16,695,150
   5,000    San Francisco Airports Commission, San Francisco Int'l
              Airport Second Ser Refg Issue 27B (FGIC)................     5.125     05/01/26      5,251,300
            San Francisco Bay Area Rapid Transit District,
     795      Sales Tax Ser 1995 (FGIC)...............................     5.50      07/01/15        854,712
   9,500      Sales Tax Ser 1998 (Ambac)..............................     4.75      07/01/23      9,652,665
            San Joaquin Hills Transportation Corridor Agency,
   6,000      Toll Road Refg Ser 1997 A (MBIA)........................     0.00      01/15/15      3,688,620
  10,000      Toll Road Senior Lien Ser 1993..........................     5.00      01/01/33      9,526,300
  10,000    San Jose, Airport Ser 2001 A (FGIC).......................     5.00      03/01/25     10,399,600
  10,000    Puerto Rico Highway & Transportation Authority, Ser 1998
              A.......................................................     4.75      07/01/38      9,799,300
                                                                                                ------------
--------
                                                                                                 129,928,217
 129,495
                                                                                                ------------
--------
            Water & Sewer Revenue (18.0%)
  20,000    California Department of Water Resources, Center Valley
              Ser Y (FGIC)............................................     5.00      12/01/25     20,988,200
   8,000    Castaic Lake Water Agency, Refg Ser 1994 A COPs (MBIA)....     6.00      08/01/18      8,514,720
  10,000    Contra Costa Water District, Ser G (MBIA).................     5.50      10/01/19     10,606,200
   4,000    Corona Public Financing Authority, Water Ser 1998
              (FGIC)..................................................     4.75      09/01/23      4,077,640
  10,000    East Bay Municipal Utility District, Water Ser 2001
              (MBIA)..................................................     5.00      06/01/26     10,404,000
   8,000    Eastern Municipal Water District, Water & Sewer Refg Ser
              1998 A COPs (FGIC)......................................     4.75      07/01/23      8,133,440
   5,000    Los Angeles Department of Water & Power, Water 2001 Ser
              A.......................................................     5.125     07/01/41      5,140,050
  15,000    Metropolitan Water District of Southern California,
              Waterworks 1997 Ser A...................................     5.00      07/01/26     15,435,750
  10,000    Sacramento Financing Authority, Water & Capital
              Improvement 2001 Ser A (Ambac)..........................     5.00      12/01/26     10,404,000
   3,000    San Diego, Water 1998 Ser (FGIC)..........................     4.75      08/01/28      3,028,200
   5,000    San Diego County Water Authority, Ser 2002 A COPs
              (MBIA)..................................................     5.00      05/01/27      5,227,800
  10,000    San Diego Public Facilities Authority, Sewer Ser 1993 A...     5.25      05/15/20     10,201,400

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON     MATURITY
THOUSANDS                                                                  RATE        DATE         VALUE
-------------------------------------------------------------------------------------------------------------
            San Francisco Public Utilities Commission,
$  5,650      Water 2002 Ser A (MBIA).................................     5.00 %    11/01/20   $  6,022,787
  10,000      Water 1996 Ser A........................................     5.00      11/01/21     10,286,800
  10,000      Water Refg Ser A 2001 (FSA).............................     5.00      11/01/31     10,400,200
                                                                                                ------------
--------
                                                                                                 138,871,187
 133,650
                                                                                                ------------
--------
            Refunded (9.6%)
            Foothill/Eastern Transportation Corridor Agency,
  15,000      Toll Road Sr Lien Ser 1995 A............................     6.00      01/01/07+    17,239,500
   4,000      Toll Road Sr Lien Ser 1995 A............................     0.00###   01/01/10+     4,675,280
            Los Angeles Convention & Exhibition Center Authority,
  10,000      Ser 1985 COPs...........................................     9.00      12/01/05+    11,848,300
  14,000      Ser 1985 COPs...........................................     9.00      12/01/05+    16,587,620
  10,000    Los Angeles, Department of Airports Refg 1995 Ser A
              (FGIC)..................................................     5.50      05/15/05+    10,906,300
   6,000    San Diego County Water Authority, Ser 1991 B COPs
              (MBIA)..................................................    11.42++    04/27/06+     7,832,040
   5,250    Southern California Public Power Authority, Transmission
              Refg Ser 1988 A (FGIC) (ETM)............................     0.00      07/01/06      4,998,735
                                                                                                ------------
--------
                                                                                                  74,087,775
  64,250
                                                                                                ------------
--------
 674,410    Total California Tax-Exempt Municipal Bonds (Cost $654,275,779)..................    714,328,865
                                                                                                ------------
--------
            Short-Term California Tax-Exempt Municipal Obligations (5.3%)
   2,000    California Department of Water Resources, Power Supply Ser
              2002 B (Demand 07/01/03)................................     1.00*     05/01/22      2,000,000
   4,800    California Health Facilities Financing Authority,
              Adventist Health/West 1998 Ser B (MBIA) (Demand
              07/01/03)...............................................     1.00*     09/01/28      4,800,000
   1,065    California Housing Finance Agency, Home 1995 Ser M (AMT)
              (MBIA) (Called for redemption 08/01/03).................     6.15      08/01/27      1,069,729
   9,500    Los Angeles County, Public Properties Refg of 1987 COPs...     0.00      04/01/04      9,376,880
  15,000    Los Angeles County Sanitation Districts Financing
              Authority, 1993 Ser A (Called for redemption
              10/01/03)...............................................     5.375     10/01/13     15,468,150
   8,000    Orange County Sanitation District, Ser 2000 A COPs (Demand
              07/01/03)...............................................     0.85*     08/01/30      8,000,000
                                                                                                ------------
--------
  40,365    Total Short-Term California Tax-Exempt Municipal Obligations (Cost
            $39,520,384).....................................................................     40,714,759
                                                                                                ------------
--------

$714,775    Total Investments (Cost $693,796,163) (a)..........................    98.0%     755,043,624
========
            Other Assets in Excess of Liabilities..............................     2.0       15,017,573
                                                                                  -----     ------------
            Net Assets.........................................................   100.0%    $770,061,197
                                                                                  =====     ============

                       See Notes to Financial Statements
 10

Morgan Stanley California Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2003 (UNAUDITED) continued

---------------------

   AMT     Alternative Minimum Tax.
   COPs    Certificates of Participation.
   ETM     Escrowed to maturity.
   *       Current coupon of variable rate demand obligation.
   #       Currently a zero coupon security; will convert to 5.45% on
           July 1, 2012.
   ##      Currently a zero coupon security; will convert to 5.85% on
           July 15, 2009.
   ###     Currently a zero coupon security; will convert to 7.15% on
           January 1, 2005.
   +       Prerefunded to call date shown.
   ++      Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related
           short-term security fluctuates.
   (a)     The aggregate cost for federal income tax purposes
           approximates the aggregate cost for book purposes. The
           aggregate gross unrealized appreciation is $61,365,248 and the aggregate gross unrealized depreciation is $117,787
           resulting in net unrealized appreciation of $61,247,461.

Bond Insurance:
---------------
  Ambac    Ambac Assurance Corporation.
  FGIC     Financial Guaranty Insurance Company.
   FSA     Financial Security Assurance Inc.
  MBIA     MBIA Insurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2003 (unaudited)

Assets:
Investments in securities, at value
 (cost $693,796,163)...................  $755,043,624
Cash...................................       259,378
Receivable for:
    Interest...........................    10,340,947
    Investments sold...................     5,202,334
    Shares of beneficial interest
     sold..............................       559,038
Prepaid expenses and other assets......        50,901
                                         ------------
    Total Assets.......................   771,456,222
                                         ------------
Liabilities:
Payable for:
    Distribution fee...................       442,464
    Investment management fee..........       357,600
    Dividends to shareholders..........       323,238
    Shares of beneficial interest
     redeemed..........................       156,246
Accrued expenses.......................       115,477
                                         ------------
    Total Liabilities..................     1,395,025
                                         ------------
    Net Assets.........................  $770,061,197
                                         ============
Composition of Net Assets:
Paid-in-capital........................  $705,435,658
Net unrealized appreciation............    61,247,461
Accumulated undistributed net
 investment income.....................       770,724
Accumulated undistributed net realized
 gain..................................     2,607,354
                                         ------------
    Net Assets.........................  $770,061,197
                                         ============
Class A Shares:
Net Assets.............................   $16,829,163
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     1,318,789
    Net Asset Value Per Share..........        $12.76
                                               ======
    Maximum Offering Price Per Share,
    (net asset value plus 4.44% of net
    asset value).......................        $13.33
                                               ======
Class B Shares:
Net Assets.............................  $651,898,043
Shares Outstanding (unlimited
 authorized, $.01 par value)...........    50,773,560
    Net Asset Value Per Share..........        $12.84
                                               ======
Class C Shares:
Net Assets.............................   $29,119,466
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     2,269,091
    Net Asset Value Per Share..........        $12.83
                                               ======
Class D Shares:
Net Assets.............................   $72,214,525
Shares Outstanding (unlimited
 authorized, $.01 par value)...........     5,642,264
    Net Asset Value Per Share..........        $12.80
                                               ======

Statement of Operations
For the six months ended June 30, 2003 (unaudited)

Net Investment Income:
Interest Income........................  $  19,851,216
                                         -------------
Expenses
Distribution fee (Class A shares)......         10,444
Distribution fee (Class B shares)......      2,464,694
Distribution fee (Class C shares)......        101,032
Investment management fee..............      2,096,698
Transfer agent fees and expenses.......        109,128
Shareholder reports and notices........         38,414
Professional fees......................         22,313
Custodian fees.........................         16,664
Trustees' fees and expenses............         10,659
Other..................................         20,560
                                         -------------
    Total Expenses.....................      4,890,606

Less: expense offset...................        (16,599)
Less: distribution fee rebate (Class B
 shares)...............................     (1,600,405)
                                         -------------
    Net Expenses.......................      3,273,602
                                         -------------
    Net Investment Income..............     16,577,614
                                         -------------
Net Realized and Unrealized Gain:
Net realized gain......................      3,108,113
Net change in unrealized
 appreciation..........................      2,367,612
                                         -------------
    Net Gain...........................      5,475,725
                                         -------------
Net Increase...........................  $  22,053,339
                                         =============

                       See Notes to Financial Statements
 12

Morgan Stanley California Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                               FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED          ENDED
                                                              JUNE 30, 2003   DECEMBER 31, 2002
                                                              -------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 16,577,614      $ 35,877,781
Net realized gain...........................................     3,108,113         6,149,149
Net change in unrealized appreciation.......................     2,367,612        21,160,505
                                                              ------------      ------------
    Net Increase............................................    22,053,339        63,187,435
                                                              ------------      ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (368,254)         (849,237)
    Class B shares..........................................   (13,721,688)      (30,349,709)
    Class C shares..........................................      (504,384)         (854,240)
    Class D shares..........................................    (1,706,065)       (3,701,807)
Net realized gain
    Class A shares..........................................        (4,124)         (168,726)
    Class B shares..........................................      (158,615)       (5,503,318)
    Class C shares..........................................        (7,071)         (205,844)
    Class D shares..........................................       (17,623)         (609,510)
                                                              ------------      ------------
    Total Dividends and Distributions.......................   (16,487,824)      (42,242,391)
                                                              ------------      ------------

Net decrease from transactions in shares of beneficial
  interest..................................................   (39,482,666)      (30,977,572)
                                                              ------------      ------------
    Net Decrease............................................   (33,917,151)      (10,032,528)
Net Assets:
Beginning of period.........................................   803,978,348       814,010,876
                                                              ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $770,724 and $493,501, respectively).....................  $770,061,197      $803,978,348
                                                              ============      ============

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley California Tax-Free Income Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal and California income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on April 9, 1984 and commenced operations on July 11, 1984. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million; 0.525% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.50% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $1.25 billion; and 0.45% to the portion of daily net assets in excess of $1.25 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of June 30, 2003.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

For the six months ended June 30, 2003, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $1,600,405.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.12% and 0.75%, respectively.

The Distributor has informed the Fund that for the six months ended June 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $205,115 and $1,806, respectively and received $64,245 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2003 aggregated $24,833,460 and $58,008,184, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $3,600.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2003 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,589. At June 30, 2003, the Fund had an accrued pension liability of $58,189 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Federal Income Tax Status

At December 31, 2002, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and book amortization of discounts on debt securities.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

6. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At June 30, 2003, the Fund held positions in residual interest bonds having a total value of $15,332,520, which represents 2.0% of the Fund's net assets.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At June 30, 2003, the Fund had no outstanding futures contracts.

Morgan Stanley California Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2003 (UNAUDITED) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                        FOR THE SIX                    FOR THE YEAR
                                                        MONTHS ENDED                      ENDED
                                                       JUNE 30, 2003                DECEMBER 31, 2002
                                                ----------------------------   ----------------------------
                                                        (unaudited)
                                                   SHARES          AMOUNT         SHARES         AMOUNT
                                                -------------   ------------   ------------   -------------
CLASS A SHARES
Sold..........................................      551,511     $  6,970,863     1,512,568    $  19,130,260
Reinvestment of dividends and distributions...        9,874          125,377        24,313          305,853
Redeemed......................................     (881,629)     (11,118,502)   (1,287,894)     (16,262,010)
                                                 ----------     ------------    ----------    -------------
Net increase (decrease) - Class A.............     (320,244)      (4,022,262)      248,987        3,174,103
                                                 ----------     ------------    ----------    -------------
CLASS B SHARES
Sold..........................................    1,407,844       17,969,128     4,323,553       54,537,774
Reinvestment of dividends and distributions...      533,644        6,814,009     1,476,631       18,642,590
Redeemed......................................   (4,677,115)     (59,635,181)   (8,364,080)    (105,528,439)
                                                 ----------     ------------    ----------    -------------
Net decrease - Class B........................   (2,735,627)     (34,852,044)   (2,563,896)     (32,348,075)
                                                 ----------     ------------    ----------    -------------
CLASS C SHARES
Sold..........................................      467,645        5,974,984     1,819,979       22,969,858
Reinvestment of dividends and distributions...       24,126          308,093        54,241          685,522
Redeemed......................................     (249,338)      (3,188,966)   (1,195,628)     (15,076,874)
                                                 ----------     ------------    ----------    -------------
Net increase - Class C........................      242,433        3,094,111       678,592        8,578,506
                                                 ----------     ------------    ----------    -------------
CLASS D SHARES
Sold..........................................      686,128        8,718,709       497,912        6,303,223
Reinvestment of dividends and distributions...       65,992          839,927       171,997        2,165,228
Redeemed......................................   (1,036,138)     (13,261,107)   (1,495,708)     (18,850,557)
                                                 ----------     ------------    ----------    -------------
Net decrease - Class D........................     (284,018)      (3,702,471)     (825,799)     (10,382,106)
                                                 ----------     ------------    ----------    -------------
Net decrease in Fund..........................   (3,097,456)    $(39,482,666)   (2,462,116)   $ (30,977,572)
                                                 ==========     ============    ==========    =============

8. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                               FOR THE SIX                                 FOR THE YEAR ENDED DECEMBER 31,
                              MONTHS ENDED           ----------------------------------------------------------------------------
                              JUNE 30, 2003            2002            2001            2000            1999                1998
                              -------------          --------        --------        --------         -------             -------
                               (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning
 of period..................      $12.68               $12.34          $12.49          $11.67          $12.75              $12.89
                                  ------               ------          ------          ------          ------              ------

Income (loss) from
 investment operations:
    Net investment income...        0.28                 0.57            0.57            0.58            0.58                0.59
    Net realized and
    unrealized gain
    (loss)..................        0.08                 0.44           (0.10)           0.82           (1.06)               0.10
                                  ------               ------          ------          ------          ------              ------

Total income (loss) from
 investment operations......        0.36                 1.01            0.47            1.40           (0.48)               0.69
                                  ------               ------          ------          ------          ------              ------

Less dividends and
 distributions from:
    Net investment income...       (0.28)               (0.57)          (0.58)          (0.58)          (0.58)              (0.59)
    Net realized gain.......       (0.00)++             (0.10)          (0.04)          --              (0.02)              (0.24)
                                  ------               ------          ------          ------          ------              ------

Total dividends and
 distributions..............       (0.28)               (0.67)          (0.62)          (0.58)          (0.60)              (0.83)
                                  ------               ------          ------          ------          ------              ------

Net asset value, end of
 period.....................      $12.76               $12.68          $12.34          $12.49          $11.67              $12.75
                                  ======               ======          ======          ======          ======              ======

Total Return+...............        2.82%(1)             8.37%           3.90%          12.17%          (3.91)%              5.50%

Ratios to Average Net
Assets(3):
Expenses (before expense
 offset)....................        0.72%(2)             0.80%           0.80%           0.83%           0.78%(4)            0.83%
Net investment income.......        4.39%(2)             4.53%           4.62%           4.80%           4.70%               4.58%

Supplemental Data:
Net assets, end of period,
 in thousands...............     $16,829              $20,775         $17,147         $12,336          $6,253              $3,788
Portfolio turnover rate.....           3%(1)               12%             13%              4%              5%                 20%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements
 20

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                            FOR THE SIX                                 FOR THE YEAR ENDED DECEMBER 31,
                           MONTHS ENDED         --------------------------------------------------------------------------------
                           JUNE 30, 2003          2002              2001              2000              1999              1998
                           -------------        --------          --------          --------          --------          --------
                            (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period.....      $12.75             $12.42            $12.57            $11.73            $12.81            $12.92
                               ------             ------            ------            ------            ------            ------
Income (loss) from
 investment operations:
    Net investment
    income...............        0.27               0.56              0.55              0.57              0.57              0.58
    Net realized and
    unrealized gain
    (loss)...............        0.08               0.42             (0.11)             0.84             (1.06)             0.13
                               ------             ------            ------            ------            ------            ------
Total income (loss) from
 investment operations...        0.35               0.98              0.44              1.41             (0.49)             0.71
                               ------             ------            ------            ------            ------            ------
Less dividends and
 distributions from:
    Net investment
    income...............       (0.26)             (0.55)            (0.55)            (0.57)            (0.57)            (0.58)
    Net realized gain....       (0.00)++           (0.10)            (0.04)               --             (0.02)            (0.24)
                               ------             ------            ------            ------            ------            ------
Total dividends and
 distributions...........       (0.26)             (0.65)            (0.59)            (0.57)            (0.59)            (0.82)
                               ------             ------            ------            ------            ------            ------
Net asset value, end of
 period..................      $12.84             $12.75            $12.42            $12.57            $11.73            $12.81
                               ======             ======            ======            ======            ======            ======
Total Return+............        2.71%(1)           8.13%             3.56%            12.29%            (3.99)%            5.63%
Ratios to Average Net
Assets(3)(5):
Expenses (before expense
 offset).................        0.86%(2)           0.93%             1.04%             0.93%             0.91%(4)          0.95%
Net investment income....        4.25%(2)           4.40%             4.38%             4.70%             4.57%             4.46%
Supplemental Data:
Net assets, end of
 period, in thousands....    $651,898           $682,046          $696,481          $732,668          $761,548          $896,685
Portfolio turnover
 rate....................           3%(1)             12%               13%                4%                5%               20%

---------------------

     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.
    (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Manager, the annualized expense and net investment income ratios would have been as follows:



                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         June 30, 2003              1.35%               3.76%
         December 31, 2002          1.35                3.98
         December 31, 2001          1.34                4.06
         December 31, 2000          1.34                4.29
         December 31, 1999          1.34                4.14
         December 31, 1998          1.33                4.08

                       See Notes to Financial Statements

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                         FOR THE SIX                            FOR THE YEAR ENDED DECEMBER 31,
                                        MONTHS ENDED          -------------------------------------------------------------------
                                        JUNE 30, 2003          2002         2001         2000         1999                  1998
                                        -------------         -------      -------      -------      -------               ------
                                         (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of
 period...............................      $12.74             $12.42       $12.57       $11.73       $12.81               $12.92
                                            ------             ------       ------       ------       ------               ------

Income (loss) from investment
 operations:
    Net investment income.............        0.24               0.50         0.51         0.52         0.51                 0.53
    Net realized and unrealized gain
    (loss)............................        0.09               0.42        (0.11)        0.84        (1.06)                0.13
                                            ------             ------       ------       ------       ------               ------

Total income (loss) from investment
 operations...........................        0.33               0.92         0.40         1.36        (0.55)                0.66
                                            ------             ------       ------       ------       ------               ------

Less dividends and distributions from:
    Net investment income.............       (0.24)             (0.50)       (0.51)       (0.52)       (0.51)               (0.53)
    Net realized gain.................       (0.00)++           (0.10)       (0.04)       --           (0.02)               (0.24)
                                            ------             ------       ------       ------       ------               ------

Total dividends and distributions.....       (0.24)             (0.60)       (0.55)       (0.52)       (0.53)               (0.77)
                                            ------             ------       ------       ------       ------               ------

Net asset value, end of period........      $12.83             $12.74       $12.42       $12.57       $11.73               $12.81
                                            ======             ======       ======       ======       ======               ======

Total Return+.........................        2.58%(1)           7.59%        3.33%       11.74%       (4.41)%               5.22%

Ratios to Average Net Assets(3):
Expenses (before expense offset)......        1.35%(2)           1.35%        1.34%        1.34%        1.34%(4)             1.33%
Net investment income.................        3.76%(2)           3.98%        4.09%        4.29%        4.14%                4.08%

Supplemental Data:
Net assets, end of period, in
 thousands............................     $29,119            $25,825      $16,745      $14,534      $13,099               $9,849
Portfolio turnover rate...............           3%(1)             12%          13%           4%           5%                  20%

---------------------

     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.


                       See Notes to Financial Statements
 22

Morgan Stanley California Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                        FOR THE SIX                             FOR THE YEAR ENDED DECEMBER 31,
                                       MONTHS ENDED           -------------------------------------------------------------------
                                       JUNE 30, 2003           2002         2001         2000          1999                 1998
                                       -------------          -------      -------      -------       ------               ------
                                        (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of
 period..............................      $12.71              $12.39       $12.53       $11.71       $12.78               $12.92
                                           ------              ------       ------       ------       ------               ------

Income (loss) from investment
 operations:
    Net investment income............        0.29                0.60         0.60         0.61         0.60                 0.63
    Net realized and unrealized gain
    (loss)...........................        0.08                0.41        (0.10)        0.82        (1.05)                0.10
                                           ------              ------       ------       ------       ------               ------

Total income (loss) from investment
 operations..........................        0.37                1.01         0.50         1.43        (0.45)                0.73
                                           ------              ------       ------       ------       ------               ------

Less dividends and distributions
 from:
    Net investment income............       (0.28)              (0.59)       (0.60)       (0.61)       (0.60)               (0.63)
    Net realized gain................       (0.00)++            (0.10)       (0.04)          --        (0.02)               (0.24)
                                           ------              ------       ------       ------       ------               ------

Total dividends and distributions....       (0.28)              (0.69)       (0.64)       (0.61)       (0.62)               (0.87)
                                           ------              ------       ------       ------       ------               ------

Net asset value, end of period.......      $12.80              $12.71       $12.39       $12.53       $11.71               $12.78
                                           ======              ======       ======       ======       ======               ======

Total Return+........................        2.96%(1)            8.41%        4.12%       12.50%       (3.63)%               5.77%

Ratios to Average Net Assets(3):
Expenses (before expense offset).....        0.60%(2)            0.60%        0.59%        0.59%        0.59%(4)             0.58%
Net investment income................        4.51%(2)            4.73%        4.84%        5.04%        4.89%                4.83%

Supplemental Data:
Net assets, end of period, in
 thousands...........................     $72,215             $75,332      $83,638      $95,132       $1,021                 $554
Portfolio turnover rate..............           3%(1)              12%          13%           4%           5%                  20%

---------------------

     + Calculated based on the net asset value as of the last business day of the period.
    ++   Less than $0.005 per share.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall fund ratios for investment income and non-class specific expenses.
    (4)  Does not reflect the effect of expense offset of 0.01%.


                       See Notes to Financial Statements

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MUNICIPAL CALIFORNIA LONG

Morgan Stanley
California Tax-Free
Income Fund

Semiannual Report
June 30, 2003

[MORGAN STANLEY LOGO]

37900RPT-11785G03-AP-7/03

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Income Fund
Ronald E. Robison
Principal Executive Officer
August 19, 2003

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003




                                       2